Group - Statement of Comprehensive Income - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Condensed Statement of Income Captions [Line Items]
Profit (loss) for the period	$ 428	$ 116	$ (7)
Items that will be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(62)	9	4
Items that will not be reclassified subsequently to profit or loss:
Net gain (loss) on equity investments	53	(7)	6
Actuarial gain (loss) recognised	0	0	2
Deferred taxation thereon	(7)	2	2
Other comprehensive income that will not be reclassified to profit or loss	46	(5)	10
Other comprehensive income (loss) for the period, net of tax	(16)	4	14
Total comprehensive income (loss) for the period, net of tax	412
Comprehensive income attributable to [abstract]
Comprehensive income, attributable to owners of parent	424	133	378
- Continuing operations	7	2	5
- Discontinued operations
Comprehensive income attributable to [abstract]
Comprehensive income, attributable to owners of parent	(19)	(15)	(376)
Aggregate continuing and discontinued operations
Items that will not be reclassified subsequently to profit or loss:
Total comprehensive income (loss) for the period, net of tax	412	120	7
Comprehensive income attributable to [abstract]
Comprehensive income, attributable to owners of parent	405	118	2
- Continuing operations	$ 7	$ 2	$ 5